January 21, 2011
VIA EDGAR
Securities and Exchange Commission
Office of Investor’s Education and Assistance
100 F Street, N.E.
Washington, D.C. 20549
Attn.: Filing Desk

Re:	Republic of Turkey Amendment No. 1 to Registration Statement under Schedule B, Registration No. 333-170922
Ladies and Gentlemen:
     On behalf of the Republic of Turkey, attached for filing via EDGAR is Amendment No. 1 to the registration statement on Form S-B filed on December 2, 2010 under the Securities Act of 1933, as amended.
     Please call the undersigned at (212) 715-1167 or Steve Tepper at (212) 715-1140 should you require any additional information or have any questions.

     Very truly yours,
     /s/ Kris Desrosiers
     Kris Desrosiers
Enclosure